Average Annual Total Returns - FidelitySeriesBondIndexFund-PRO - FidelitySeriesBondIndexFund-PRO - Fidelity Series Bond Index Fund	Oct. 30, 2024
Fidelity Series Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.52%
Since Inception	0.50%	[1]
Fidelity Series Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.18%
Since Inception	(0.54%)	[1]
Fidelity Series Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.24%
Since Inception	(0.03%)	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	0.55%

[1]	A From April 26, 2019 .